OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OPERATING COSTS AND EXPENSES

29. OPERATING COSTS AND EXPENSES

The operating costs are as follows:

	2018	2017	2016
Personnel (a)	1,410	1,627	1,643
Employees’ and managers’ profit sharing	77	5	7
Post-employment benefits – Note 24	337	(229)	345
Materials	104	61	58
Raw materials and inputs for production of energy	—	10	—
Outsourced services (b)	1,087	974	867
Energy bought for resale (c)	11,084	10,919	8,273
Depreciation and amortization	835	850	834
Operating provisions (reversals) and adjustments for operating losses (d)	466	854	704
Charges for use of the national grid	1,480	1,174	947
Gas bought for resale	1,238	1,071	878
Construction costs (e)	897	1,119	1,193
Other operating expenses, net (f)	405	383	155

	19,420	18,818	15,904

For details about the discontinued operating costs and expenses, see Note 33.

a)	Personnel

2018 Programmed Voluntary Retirement Plan (‘PDVP’)

On March 2018, the Company approved the Programmed Voluntary Retirement Plan (‘the 2018 PDVP’). Those eligible to take part were any employees who will have worked with the Company for 25 years or more by December 31, 2018, and would join the program between April 2 and 30, 2018. The program will pay the standard legal payments for severance – including: payment for the period of notice, and especially, an amount equal to the ‘penalty’ payment of 40% of the base value of the employee’s FGTS fund, as well as the other payments under the legislation, but with no additional premium.

The amount appropriated as expense in the year for this program, including the severance payments, was R$ 26, corresponding to acceptance of the plan by 151 employees.

In 2017, the amount appropriated as expense on the 2017 PDVP (including severance payments) was R$ 214, corresponding to acceptance of the plan by 1,189 employees. In 2016, the amount appropriated to Personnel as expense on the PDVP in effect at that time was R$ 93.

2019 Programmed Voluntary Retirement Plan (‘PDVP’)

On December 2018, the Company launched the Programmed Voluntary Retirement Plan for 2019 (‘the 2019 PDVP’). Those eligible – any employees who had worked with the Company for 25 years or more by December 31, 2018 – were able to join from January 7 to 31, 2019. The program will pay the standard legal payments for severance – including: payment for the period of notice, and especially, an amount equal to the ‘penalty’ payment of 40% of the Base Value of the employee’s FGTS fund, as well as the other payments under the legislation, but with no additional premium.

A total of R$ 66 has been appropriated as expense in 2018 related to the 2019 PDVP, including severance payments, corresponding to acceptance by 458 employees.

2019 Programmed Voluntary Retirement Plan (‘PDVP’) reopened

On March 2019 the Company launch again the 2019 PDVP program, for those joining between April 1 and 10, 2019, with some changes in the requirements for joining, but with the same financial conditions. A total of R$ 21 has been appropriated as expense in 2019 related to the relaunch of 2019 PDVP, including severance payments, corresponding to acceptance by 155 employees.

b) Outsourced services

	2018	2017	2016
Meter reading and bill delivery	129	142	140
Communication	80	66	55
Maintenance and conservation of electrical facilities and equipment	323	266	246
Building conservation and cleaning	110	108	97
Contracted labor	21	15	13
Freight and airfares	7	8	7
Accommodation and meals	12	13	13
Security services	20	23	25
Consultant	16	16	15
Maintenance and conservation of furniture and utensils	4	4	4
Information technology	59	62	49
Maintenance and conservation of vehicles	2	2	8
Disconnection and reconnection	62	35	7
Environmental services	14	11	19
Legal services	25	22	26
Legal procedural costs	2	3	4
Tree pruning	28	21	14
Cleaning of power line pathways	41	16	8
Copying and legal publications	21	23	16
Inspection of customer units	10	1	1
Printing of tax invoices and energy bills	—	3	3
Other expenses	101	114	97

	1,087	974	867

c) Energy purchased for resale

	2018	2017	2016
Supply from Itaipu Binacional	1,351	1,243	1,144
Physical guarantee quota contracts	679	461	537
Quotas for Angra I and II nuclear plants	267	244	217
Spot market	1,818	1,498	761
Proinfa Program	324	303	323
‘Bilateral’ contracts	484	385	292
Energy acquired in Regulated Market auctions	3,346	3,555	2,540
Energy acquired in the Free Market	3,871	4,283	3,279
Pasep and Cofins credits	(1,056)	(1,053)	(820)

	11,084	10,919	8,273

d) Operating provision (reversals) and adjustments for operating losses

	2018	2017	2016
Estimated losses on doubtful accounts receivables (Note 8)	264	248	382
Estimated losses on other accounts receivables	(4)	27	40
Contingency provisions (reversals) (Note 25)
Labor claims	42	206	120
Civil	13	27	30
Tax	(5)	7	2
Environmental	1	—	—
Regulatory	(2)	(3)	—
Other	2	(6)	31

	51	231	183

	311	506	605

Adjustment for losses
Put option – Sonda	—	1	(5)
Put option – RME and LEPSA (Note 32)	48	231	55
Put option – SAAG (Note 32)	107	116	49

	155	348	99

	466	854	704

e) Construction costs

	2018	2017	2016
Personnel and managers	70	36	58
Materials	379	550	534
Outsourced services	364	406	448
Others	84	127	153

	897	1,119	1,193

f) Other operating expenses (revenues), net

	2018	2017	2016
Leasing and rentals	93	103	112
Advertising	19	30	13
Own consumption of energy	27	24	22
Subsidies and donations	22	19	17
Onerous concession	3	3	3
Insurance	7	8	9
CCEE annual charge	6	8	8
Net loss (gain) on deactivation and disposal of assets	7	193	112
Forluz – Administrative running cost	28	26	25
Collection agents	78	71	70
Gain on disposal, Taesa (1)	—	(207)	(181)
Gain on disposal, Transchile	—	—	(134)
Fine for violation of service continuity standard (2)	—	42	—
Taxes and charges	9	—	—
Other expenses	106	63	79

	405	383	155

(1)	On 2017 and 2016 the Company sold part of its equity interest in the jointly-controlled entity Taesa.
(2)	As stated in Note 2.2, as from January 1, 2018 these amounts started to be recognized as reduction of revenue instead of operational expenses, as per a change contained in IFRS 15.

Operating leasing

The Company and its subsidiaries have operating lease contracts relating to, mainly, vehicles and buildings used in its operating activities. Related amounts are not material in relation to the total costs of the Company.